Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Communication Services: 2.0%
27,263	(1)	Altice USA, Inc.	$ 886,865	0.2
881		Cable One, Inc.	1,610,785	0.3
6,404		Fox Corp. - Class A	231,248	0.0
23,925		Interpublic Group of Cos., Inc.	698,610	0.1
54,602	(1)	Iridium Communications, Inc.	2,252,333	0.4
42,239		New York Times Co.	2,138,138	0.4
3,758	(1)	Pinterest, Inc.	278,205	0.1
786	(1)	Roku, Inc.	256,055	0.1
35,433		Telephone & Data Systems, Inc.	813,542	0.1
49,638	(1)	Yelp, Inc.	1,935,882	0.3
			11,101,663	2.0

		Consumer Discretionary: 14.3%
17,687	(1)	Adient plc	781,765	0.1
28,038	(1)	Adtalem Global Education, Inc.	1,108,623	0.2
23,082	(1)	Autonation, Inc.	2,151,704	0.4
10,291		BorgWarner, Inc.	477,091	0.1
42,608	(1)	Boyd Gaming Corp.	2,512,168	0.4
14,886		Brunswick Corp.	1,419,678	0.3
9,923		Carter's, Inc.	882,452	0.2
1,389	(1)	Carvana Co.	364,474	0.1
117,156		Dana, Inc.	2,850,405	0.5
13,075	(1)	Deckers Outdoor Corp.	4,320,242	0.8
29,801		Dick's Sporting Goods, Inc.	2,269,346	0.4
1,754	(1)	Etsy, Inc.	353,729	0.1
2,933	(1)	Five Below, Inc.	559,587	0.1
34,956		Foot Locker, Inc.	1,966,275	0.3
15,411	(1)	Fox Factory Holding Corp.	1,958,122	0.3
118,024		Gentex Corp.	4,209,916	0.7
46,577	(1)	Goodyear Tire & Rubber Co.	818,358	0.1
10,571	(1)	Grand Canyon Education, Inc.	1,132,154	0.2
89,139		H&R Block, Inc.	1,943,230	0.3
3,999	(1)	Helen of Troy Ltd.	842,429	0.1
7,175		Hilton Worldwide Holdings, Inc.	867,601	0.2
3,686		Jack in the Box, Inc.	404,649	0.1
54,148		KB Home	2,519,506	0.4
59,595		Kohl's Corp.	3,552,458	0.6
1,880		Lear Corp.	340,750	0.1
8,955		Lennar Corp. - Class A	906,515	0.2
7,203		Lithia Motors, Inc.	2,809,818	0.5
18,322	(1)	LKQ Corp.	775,570	0.1
5,601		Marriott Vacations Worldwide Corp.	975,582	0.2
16,772	(1)	Mattel, Inc.	334,098	0.1
274	(1)	NVR, Inc.	1,290,795	0.2
7,093	(1)	Ollie's Bargain Outlet Holdings, Inc.	617,091	0.1
2,068		Polaris, Inc.	276,078	0.0
2,326		Pool Corp.	803,028	0.1
18,205		Pulte Group, Inc.	954,670	0.2
3,718	(1)	RH	2,218,159	0.4
31,125	(1)	Scientific Games Corp.	1,198,935	0.2
75,299		Service Corp. International	3,844,014	0.7
8,460	(1)	Skechers USA, Inc.	352,867	0.1
73,908	(1)	Taylor Morrison Home Corp.	2,277,105	0.4
11,008		Tempur Sealy International, Inc.	402,452	0.1
15,321		Thor Industries, Inc.	2,064,352	0.4
12,149		Toll Brothers, Inc.	689,213	0.1
4,228	(1)	TopBuild Corp.	885,470	0.2
4,565		Tractor Supply Co.	808,370	0.1
48,238		Travel + Leisure Co.	2,950,236	0.5
100,989	(1)	Tri Pointe Homes, Inc.	2,056,136	0.4
1,128	(1)	Ulta Beauty, Inc.	348,744	0.1
82,757		Wendy's Company	1,676,657	0.3
17,679		Williams-Sonoma, Inc.	3,168,077	0.6
10,550		Wingstop, Inc.	1,341,644	0.2
13,136		Wyndham Hotels & Resorts, Inc.	916,630	0.2
36,361	(1)	YETI Holdings, Inc.	2,625,628	0.5
			80,174,646	14.3

		Consumer Staples: 3.4%
13,829	(2)	Albertsons Cos, Inc.	263,719	0.1
32,972	(1)	BJ's Wholesale Club Holdings, Inc.	1,479,124	0.3
521	(1)	Boston Beer Co., Inc.	628,472	0.1
32,349	(1)	Darling Ingredients, Inc.	2,380,239	0.4
17,035		Energizer Holdings, Inc.	808,481	0.1
65,871		Flowers Foods, Inc.	1,567,730	0.3
12,149	(1)	Herbalife Nutrition Ltd.	538,930	0.1
9,762		Hershey Co.	1,543,958	0.3
30,253		Ingredion, Inc.	2,720,350	0.5
28,261		Nu Skin Enterprises, Inc.	1,494,724	0.3
23,403	(1)	Post Holdings, Inc.	2,474,165	0.4
72,762	(1)	Sprouts Farmers Market, Inc.	1,936,925	0.3
13,451		Tyson Foods, Inc.	999,409	0.2
			18,836,226	3.4

		Energy: 1.5%
14,650		APA Corp.	262,235	0.0
51,394	(1)	ChampionX Corp.	1,116,792	0.2
31,842		Cimarex Energy Co.	1,891,096	0.3
40,379		Devon Energy Corp.	882,281	0.2
14,924		EQT Corp.	277,288	0.1
149,824		Equitrans Midstream Corp.	1,222,564	0.2
4,153		Pioneer Natural Resources Co.	659,579	0.1
20,898		Targa Resources Corp.	663,512	0.1
42,156		World Fuel Services Corp.	1,483,891	0.3
			8,459,238	1.5

		Financials: 16.1%
491	(1)	Alleghany Corp.	307,508	0.0
31,767		Ally Financial, Inc.	1,436,186	0.3
7,199		Ameriprise Financial, Inc.	1,673,408	0.3
20,290		Bank of Hawaii Corp.	1,815,752	0.3
66,143		Bank OZK	2,701,942	0.5
5,869		Brown & Brown, Inc.	268,272	0.0
37,709		Citizens Financial Group, Inc.	1,664,852	0.3

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
114,592		CNO Financial Group, Inc.	$ 2,783,440	0.5
56,075		Commerce Bancshares, Inc.	4,295,906	0.8
10,182		East West Bancorp, Inc.	751,432	0.1
42,397		Essent Group Ltd.	2,013,434	0.4
18,341		Evercore, Inc.	2,416,243	0.4
3,077		Factset Research Systems, Inc.	949,531	0.2
33,520		Fifth Third Bancorp	1,255,324	0.2
59,598		First American Financial Corp.	3,376,227	0.6
5,835		Globe Life, Inc.	563,836	0.1
70,913		Hancock Whitney Corp.	2,979,055	0.5
24,945		Hanover Insurance Group, Inc.	3,229,380	0.6
38,594		International Bancshares Corp.	1,791,533	0.3
14,402		Janus Henderson Group PLC	448,622	0.1
97,588		Jefferies Financial Group, Inc.	2,937,399	0.5
3,142		Kinsale Capital Group, Inc.	517,802	0.1
8,307		LPL Financial Holdings, Inc.	1,180,923	0.2
186,570		MGIC Investment Corp.	2,583,994	0.5
842		MSCI, Inc. - Class A	353,034	0.1
98,646		Navient Corp.	1,411,624	0.2
32,092		New Residential Investment Corp.	361,035	0.1
215,573		New York Community Bancorp., Inc.	2,720,531	0.5
181,858		Old Republic International Corp.	3,971,779	0.7
8,173		PacWest Bancorp	311,800	0.1
28,254		Popular, Inc.	1,986,821	0.3
17,713		Primerica, Inc.	2,618,336	0.5
12,496		PROG Holdings, Inc.	540,952	0.1
4,231		Prosperity Bancshares, Inc.	316,860	0.1
76,164		Regions Financial Corp.	1,573,548	0.3
5,563		Reinsurance Group of America, Inc.	701,216	0.1
5,705		RLI Corp.	636,507	0.1
39,986		SEI Investments Co.	2,436,347	0.4
19,672		Selective Insurance Group	1,427,007	0.2
9,785		Signature Bank	2,212,388	0.4
81,604		SLM Corp.	1,466,424	0.3
55,213		Stifel Financial Corp.	3,536,945	0.6
37,915		Synchrony Financial	1,541,624	0.3
63,394		Synovus Financial Corp.	2,900,275	0.5
5,794		T. Rowe Price Group, Inc.	994,250	0.2
12,898		Trustmark Corp.	434,147	0.1
36,679		UMB Financial Corp.	3,386,572	0.6
181,865		Umpqua Holdings Corp.	3,191,731	0.6
32,760		Unum Group	911,711	0.2
39,833		Webster Financial Corp.	2,195,197	0.4
7,498		Wintrust Financial Corp.	568,348	0.1
24,024		Zions Bancorp NA	1,320,359	0.2
			89,969,369	16.1

		Health Care: 10.6%
1,590	(1)	10X Genomics, Inc.	287,790	0.1
14,424	(1)	Acadia Pharmaceuticals, Inc.	372,139	0.1
4,795		Agilent Technologies, Inc.	609,636	0.1
4,795	(1)	Alexion Pharmaceuticals, Inc.	733,204	0.1
24,531	(1)	Alkermes PLC	458,239	0.1
9,861	(1)	Amedisys, Inc.	2,611,094	0.5
6,723	(1)	Arrowhead Pharmaceuticals, Inc.	445,802	0.1
1,047	(1)	Bio-Rad Laboratories, Inc.	598,015	0.1
5,527		Bio-Techne Corp.	2,110,927	0.4
12,193	(1)	Cantel Medical Corp.	973,489	0.2
19,916	(1)	Charles River Laboratories International, Inc.	5,772,254	1.0
6,917		Chemed Corp.	3,180,575	0.6
10,299	(1)	Emergent Biosolutions, Inc.	956,880	0.2
99,853	(1)	Exelixis, Inc.	2,255,679	0.4
14,664	(1)	Globus Medical, Inc.	904,329	0.2
6,754	(1)	Haemonetics Corp.	749,762	0.1
24,205	(1)	Halozyme Therapeutics, Inc.	1,009,107	0.2
9,573	(1)	HealthEquity, Inc.	650,964	0.1
14,130		Hill-Rom Holdings, Inc.	1,561,082	0.3
14,308	(1)	Incyte Corp., Ltd.	1,162,811	0.2
21,503	(1)	Jazz Pharmaceuticals PLC	3,534,448	0.6
13,062	(1)	LHC Group, Inc.	2,497,585	0.4
2,602	(1),(2)	Ligand Pharmaceuticals, Inc.	396,675	0.1
11,549	(1)	Masimo Corp.	2,652,343	0.5
6,389		McKesson Corp.	1,246,111	0.2
12,394	(1)	Medpace Holdings, Inc.	2,033,236	0.4
20,291	(1)	Molina Healthcare, Inc.	4,743,224	0.8
40,761	(1)	Nektar Therapeutics	815,220	0.1
21,241	(1)	NuVasive, Inc.	1,392,560	0.2
61,192		Patterson Cos., Inc.	1,955,084	0.3
3,247	(1),(2)	Penumbra, Inc.	878,573	0.2
12,613	(1)	PRA Health Sciences, Inc.	1,933,951	0.3
16,102	(1),(2)	Quidel Corp.	2,059,929	0.4
1,297	(1)	Repligen Corp.	252,150	0.0
6,121	(1)	Staar Surgical Co.	645,215	0.1
3,179	(1)	Tandem Diabetes Care, Inc.	280,547	0.1
19,882	(1)	Tenet Healthcare Corp.	1,033,864	0.2
11,030	(1)	United Therapeutics Corp.	1,844,988	0.3
4,677	(1)	Veeva Systems, Inc.	1,221,820	0.2
2,442		West Pharmaceutical Services, Inc.	688,107	0.1
			59,509,408	10.6

		Industrials: 18.0%
19,869		Acuity Brands, Inc.	3,278,385	0.6
26,521		AGCO Corp.	3,809,742	0.7
30,583		Allison Transmission Holdings, Inc.	1,248,704	0.2
9,724		Ametek, Inc.	1,242,046	0.2
5,964		AO Smith Corp.	403,226	0.1
29,276	(1)	ASGN, Inc.	2,794,101	0.5

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
5,047	(1)	Avis Budget Group, Inc.	$ 366,109	0.1
7,639	(1)	Axon Enterprise, Inc.	1,087,946	0.2
7,297		Brink's Co.	578,141	0.1
19,806	(1)	Builders FirstSource, Inc.	918,404	0.2
11,733	(1)	CACI International, Inc.	2,894,062	0.5
19,359		Carlisle Cos., Inc.	3,186,104	0.6
34,127	(1)	Clean Harbors, Inc.	2,868,716	0.5
8,222	(1)	Colfax Corp.	360,206	0.1
12,718	(1)	Copart, Inc.	1,381,302	0.2
1,436	(1)	CoStar Group, Inc.	1,180,234	0.2
36,948		Crane Co.	3,469,787	0.6
13,768	(1)	Dycom Industries, Inc.	1,278,359	0.2
36,043		EMCOR Group, Inc.	4,042,583	0.7
13,796		EnerSys	1,252,677	0.2
17,627		Fortive Corp.	1,245,171	0.2
6,206		Fortune Brands Home & Security, Inc.	594,659	0.1
3,104	(1)	Generac Holdings, Inc.	1,016,405	0.2
6,163		Graco, Inc.	441,394	0.1
66,669		GrafTech International Ltd.	815,362	0.1
38,628		Herman Miller, Inc.	1,589,542	0.3
21,236		Hubbell, Inc.	3,968,796	0.7
7,979	(1)	IAA, Inc.	439,962	0.1
47,279		ITT, Inc.	4,298,134	0.8
81,157		KBR, Inc.	3,115,617	0.6
62,912		Knight-Swift Transportation Holdings, Inc.	3,025,438	0.5
6,691		Leidos Holdings, Inc.	644,209	0.1
2,428		Lennox International, Inc.	756,541	0.1
17,524		Manpowergroup, Inc.	1,733,124	0.3
18,803		Masco Corp.	1,126,300	0.2
28,516	(1)	Mastec, Inc.	2,671,949	0.5
11,180	(1)	Middleby Corp.	1,853,085	0.3
28,540		MSC Industrial Direct Co.	2,574,023	0.5
7,585		Nordson Corp.	1,506,988	0.3
81,531		nVent Electric PLC	2,275,530	0.4
1,382		Old Dominion Freight Line	332,247	0.1
4,517		Oshkosh Corp.	535,987	0.1
44,283		Owens Corning, Inc.	4,078,021	0.7
28,681		Regal Beloit Corp.	4,092,205	0.7
2,330		Rockwell Automation, Inc.	618,475	0.1
38,206		Ryder System, Inc.	2,890,284	0.5
16,816		Simpson Manufacturing Co., Inc.	1,744,324	0.3
17,291	(1)	Sunrun, Inc.	1,045,760	0.2
21,464		Tetra Tech, Inc.	2,913,094	0.5
48,526		Timken Co.	3,938,855	0.7
2,659		Toro Co.	274,249	0.0
3,287	(1)	Trex Co., Inc.	300,892	0.1
111,957	(1)	Univar Solutions, Inc.	2,411,554	0.4
14,511		Werner Enterprises, Inc.	684,484	0.1
2,534		Woodward, Inc.	305,676	0.1
11,909	(1)	XPO Logistics, Inc.	1,468,380	0.3
			100,967,550	18.0

		Information Technology: 13.9%
15,680	(1),(2)	2U, Inc.	599,446	0.1
3,566	(1)	Akamai Technologies, Inc.	363,375	0.1
8,149		Alliance Data Systems Corp.	913,421	0.2
12,472		Amdocs Ltd.	874,911	0.2
44,278		Amkor Technology, Inc.	1,049,831	0.2
11,258	(1)	Anaplan, Inc.	606,243	0.1
39,367	(1)	Arrow Electronics, Inc.	4,362,651	0.8
5,106	(1)	Avalara, Inc.	681,294	0.1
69,930		Avnet, Inc.	2,902,794	0.5
4,801	(1)	BigCommerce Holdings, Inc.	277,498	0.0
20,641		Brooks Automation, Inc.	1,685,338	0.3
13,078	(1)	Cadence Design Systems, Inc.	1,791,555	0.3
10,499	(1)	Ceridian HCM Holding, Inc.	884,751	0.2
22,170	(1)	Ciena Corp.	1,213,142	0.2
38,780		Cognex Corp.	3,218,352	0.6
40,451	(1)	Commvault Systems, Inc.	2,609,089	0.5
5,438	(1)	Concentrix Corp.	814,177	0.1
8,361	(1)	Cree, Inc.	904,075	0.2
7,730	(1)	Datadog, Inc.	644,218	0.1
1,288	(1)	DocuSign, Inc.	260,756	0.0
49,883	(1)	Dropbox, Inc.	1,329,881	0.2
10,118		DXC Technology Co.	316,289	0.1
2,945	(1)	Elastic NV	327,484	0.1
2,524	(1)	EPAM Systems, Inc.	1,001,246	0.2
3,765	(1)	Euronet Worldwide, Inc.	520,700	0.1
5,546	(1)	F5 Networks, Inc.	1,157,007	0.2
2,275	(1)	Fair Isaac Corp.	1,105,764	0.2
8,613		Genpact Ltd.	368,809	0.1
16,501	(1)	GoDaddy, Inc.	1,280,808	0.2
1,920	(1)	HubSpot, Inc.	872,083	0.2
16,318	(1)	II-VI, Inc.	1,115,662	0.2
10,868	(1)	j2 Global, Inc.	1,302,638	0.2
63,850		Jabil, Inc.	3,330,416	0.6
5,729	(1),(2)	JFrog Ltd.	254,196	0.0
2,045		KLA Corp.	675,668	0.1
4,678	(1)	Lumentum Holdings, Inc.	427,335	0.1
2,274	(1)	Manhattan Associates, Inc.	266,922	0.0
13,944		MKS Instruments, Inc.	2,585,496	0.5
2,067		Monolithic Power Systems, Inc.	730,085	0.1
31,630	(1)	NCR Corp.	1,200,359	0.2
5,706		NetApp, Inc.	414,655	0.1
7,044	(1),(2)	PagerDuty, Inc.	283,380	0.0
3,047	(1)	Palo Alto Networks, Inc.	981,317	0.2
6,994	(1)	Paylocity Holding Corp.	1,257,731	0.2
5,622	(1)	Proofpoint, Inc.	707,191	0.1
8,479	(1)	PTC, Inc.	1,167,134	0.2
41,008	(1)	Pure Storage, Inc. - Class A	883,312	0.2
18,049	(1)	Qualys, Inc.	1,891,174	0.3
15,119	(1)	SailPoint Technologies Holding, Inc.	765,626	0.1
31,710	(1)	Semtech Corp.	2,187,990	0.4
11,938	(1)	Silicon Laboratories, Inc.	1,684,094	0.3
10,703	(1)	SolarEdge Technologies, Inc.	3,076,470	0.5
9,188	(1)	Synaptics, Inc.	1,244,239	0.2

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
25,368		SYNNEX Corp.	$ 2,913,261	0 .5
4,169	(1)	Synopsys, Inc.	1,032,995	0.2
13,487		Teradyne, Inc.	1,641,098	0.3
13,401		Universal Display Corp.	3,172,955	0.6
116,909		Vishay Intertechnology, Inc.	2,815,169	0.5
28,610	(1)	Vontier Corp.	866,025	0.2
10,986	(1)	WEX, Inc.	2,298,491	0.4
			78,110,072	13.9

		Materials: 6.2%
2,211		Aptargroup, Inc.	313,232	0.1
29,263		Ashland Global Holdings, Inc.	2,597,677	0.5
52,788		Avient Corp.	2,495,289	0.4
37,921	(1)	Axalta Coating Systems Ltd.	1,121,703	0.2
47,217		Cabot Corp.	2,476,059	0.4
45,424		Chemours Co.	1,267,784	0.2
66,807		Commercial Metals Co.	2,060,328	0.4
28,829		Compass Minerals International, Inc.	1,808,155	0.3
26,591		Domtar Corp.	982,537	0.2
5,575		Eagle Materials, Inc.	749,336	0.1
2,552		Eastman Chemical Co.	281,026	0.1
7,213		FMC Corp.	797,830	0.1
18,064	(1)	Freeport-McMoRan, Inc.	594,848	0.1
11,351		Huntsman Corp.	327,249	0.1
58,307		Louisiana-Pacific Corp.	3,233,706	0.6
19,416		Minerals Technologies, Inc.	1,462,413	0.3
1,298		NewMarket Corp.	493,448	0.1
32,996		Royal Gold, Inc.	3,551,030	0.6
49,566		RPM International, Inc.	4,552,637	0.8
2,212		Scotts Miracle-Gro Co.	541,874	0.1
43,272		Steel Dynamics, Inc.	2,196,487	0.4
23,684		United States Steel Corp.	619,810	0.1
			34,524,458	6.2

		Real Estate: 9.1%
25,346		American Homes 4 Rent	845,036	0.2
71,721		Apartment Income REIT Corp.	3,066,790	0.5
128,132		Brixmor Property Group, Inc.	2,592,110	0.5
2,459		Camden Property Trust	270,269	0.0
11,678	(1)	CBRE Group, Inc.	923,847	0.2
105,873		Corporate Office Properties Trust SBI MD	2,787,636	0.5
15,888		Duke Realty Corp.	666,184	0.1
19,714		EastGroup Properties, Inc.	2,824,622	0.5
61,681		First Industrial Realty Trust, Inc.	2,824,373	0.5
30,805		Gaming and Leisure Properties, Inc.	1,307,056	0.2
77,740		Highwoods Properties, Inc.	3,338,156	0.6
71,113		Hudson Pacific Properties, Inc.	1,929,296	0.3
51,236		Invitation Homes, Inc.	1,639,040	0.3
4,217	(1)	Jones Lang LaSalle, Inc.	755,012	0.1
24,905		Kilroy Realty Corp.	1,634,515	0.3
18,267		Lamar Advertising Co.	1,715,637	0.3
33,597		Life Storage, Inc.	2,887,662	0.5
111,030		Medical Properties Trust, Inc.	2,362,718	0.4
24,451		Outfront Media, Inc.	533,765	0.1
52,508		PotlatchDeltic Corp.	2,778,723	0.5
11,598		PS Business Parks, Inc.	1,792,819	0.3
22,008		Rexford Industrial Realty, Inc.	1,109,203	0.2
26,237		Sabra Healthcare REIT, Inc.	455,474	0.1
75,390		Spirit Realty Capital, Inc.	3,204,075	0.6
17,551		STORE Capital Corp.	587,958	0.1
6,128		Sun Communities, Inc.	919,445	0.2
26,503		Urban Edge Properties	437,830	0.1
10,825		VEREIT, Inc.	418,061	0.1
21,352		VICI Properties, Inc.	602,980	0.1
92,524		Weingarten Realty Investors	2,489,821	0.4
39,955		Weyerhaeuser Co.	1,422,398	0.3
			51,122,511	9.1

		Utilities: 3.6%
7,792		American Water Works Co., Inc.	1,168,177	0.2
38,539		Black Hills Corp.	2,573,249	0.5
12,304		Entergy Corp.	1,223,879	0.2
18,067		Evergy, Inc.	1,075,529	0.2
52,794		National Fuel Gas Co.	2,639,172	0.5
24,657		NorthWestern Corp.	1,607,636	0.3
75,060		OGE Energy Corp.	2,428,942	0.4
5,196		Public Service Enterprise Group, Inc.	312,851	0.1
26,341		Spire, Inc.	1,946,336	0.3
105,222		UGI Corp.	4,315,154	0.8
48,468		Vistra Corp.	856,914	0.1
			20,147,839	3.6

	Total Common Stock
	(Cost $429,250,760)		552,922,980	98 .7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
		Repurchase Agreements: 0.5%
501,740	(3)	MUFG Securities America Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $501,740, collateralized by various U.S. Government Agency Obligations, 2.000%-4.500%, Market Value plus accrued interest $511,775, due 06/01/33-02/01/51)	501,740	0.1

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,000,000	(3)	National Bank Financial, Repurchase Agreement dated 03/31/21, 0.13%, due 04/01/21 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $1,019,999, due 04/01/21-09/09/49)	$ 1,000,000	0.2
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,020,000, due 05/06/21-03/01/51)	1,000,000	0.2

	Total Repurchase Agreements
	(Cost $2,501,740)		2,501,740	0.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.3%
7,303,000	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
		(Cost $7,303,000)	7,303,000	1.3

Total Short-Term Investments
(Cost $9,804,740)	9,804,740	1.8

Total Investments in Securities (Cost $439,055,500)	$ 562,727,720	100.5
Liabilities in Excess of Other Assets	(2,522,304)	(0.5)
Net Assets	$ 560,205,416	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2021.

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$552,922,980	$–	$–	$552,922,980
Short-Term Investments	7,303,000	2,501,740	–	9,804,740
Total Investments, at fair value	$560,225,980	$2,501,740	$–	$562,727,720
Liabilities Table
Other Financial Instruments+
Futures	$(64,833)	$–	$–	$(64,833)
Total Liabilities	$(64,833)	$–	$–	$(64,833)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2021, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	25	06/18/21	$6,513,250	$(64,833)
			$6,513,250	$(64,833)

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $440,539,743.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$129,653,430
Gross Unrealized Depreciation	(7,530,286)
Net Unrealized Appreciation	$122,123,144